Details of Income Statement Items (Financing Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing income:
Net gain from changes in exchange rates	$ 139	$ 0	$ 0
Financing income in relation to employee benefits	44	0	0
Interest income from banks and others	31	17	7
Net gain from change in fair value of derivative designated as economic hedge	0	59	0
Net gain from change in fair value of derivative designated as cash flow hedge	0	18	54
Finance income	214	94	61
Financing expenses:
Net loss from change in fair value of derivative designated as economic hedge	98	0	23
Net loss from change in fair value of derivative designated as cash flow hedge	77	0	0
Interest expenses to banks and others	148	126	120
Financing expenses in relation to employees' benefits	7	23	38
Banks and finance institutions commissions (mainly commission on early repayment of loans)	7	6	4
Net loss from changes in exchange rates	0	79	58
Financing expenses	337	234	243
Net of borrowing costs capitalized	10	18	24
Finance expenses	327	216	219
Net financing expenses recorded in the income statements	$ 113	$ 122	$ 158